Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Reconciliation of Numerator and Denominator Used to Compute Basic and Diluted Net Loss Per Share for Each Class of Common Stock

	For the Year Ended December 31, 2021		For the Period from September 14, 2020 (inception) Through December 31, 2020
	Class A	Class F	Class A	Class F
Basic and diluted net loss per share:
Numerator:
Allocation of net loss, including accretion of temporary equity	$(26,692,609)	$(7,741,729)	$—	$(1,200)

Denominator:
Weighted-average shares outstanding	28,923,288	8,388,699	—	8,625,000
Basic and diluted net loss per share	$(0.92)	$(0.92)	$—	$(0.00)